Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property and Equipment, Net [Abstract]
Schedule of property and equipment net
	As of December 31,
	2022	2021
Computers and peripheral equipment	$95	$93
Office furniture and equipment	42	42
	137	135
Less - accumulated depreciation	(122)	(114)
Total property and equipment, net	$15	$21